Convertible Notes Payable - Additional information (Detail) (USD $)	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		77 Months Ended	86 Months Ended
	Jun. 30, 2008	Feb. 28, 2007	Sep. 30, 2011	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Convertible Long Term Notes Payable [Line Items]
Notes interest rate		6.00%
Proceeds from issuance of convertible notes payable		$ 3,967,000					$ 3,967,000	$ 3,967,000
Conversion of notes payable and interest to common stock	4,278,518						4,278,518	4,278,518
Number of shares issued on conversion of 6% notes	1,962,338
Debt Instrument, Convertible, Conversion Price	$ 2.42
Share Price Percentage	90.00%
Note discount arising from beneficial conversion feature	475,391						475,391	475,391
Debt Conversion, Converted Instrument, Warrants or Options Issued	196,189
Warrants Not Settleable in Cash, Fair Value Disclosure	$ 348,000
Risk-free interest rates			1.50%
Dividend yield			0.00%	0.00%	0.00%	0.00%
Expected Volatility			87.00%		87.00%
Expected Term			10 years
Warrant [Member]
Convertible Long Term Notes Payable [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price	$ 2.42
Risk-free interest rates	3.41%				0.83%
Dividend yield	0.00%
Expected Volatility	94.30%				120.00%
Expected Term	5 years				4 years